FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2008

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York         May 15, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   50
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Form 13F Information Table Value Total:   $ 354,469 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2008


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                  COM              02209S103    10829     487,800   SH        Sole                  487,800
ANADARKO PETE CORP                COM              032511107    73952   1,173,282   SH        Sole                1,173,282
AQUILA INC                        COM              03840P102     8571   2,670,200   SH        Sole                2,670,200
ASSISTED LIVING CONCPT NEV N      CL A             04544X102     5956   1,011,250   SH        Sole                1,011,250
ASSOCIATED BANC CORP              COM              045487105      757      28,408   SH        Sole                   28,408
BEACON FED BANCORP INC            COM              073582108     4719     461,150   SH        Sole                  461,150
BEAR STEARNS COS INC              COM              073902108     1431     136,430   SH        Sole                  136,430
BIOGEN IDEC INC                   COM              09062X103    11705     189,740   SH        Sole                  189,740
CARDINAL HEALTH INC               COM              14149Y108      788      15,000   SH        Sole                   15,000
CELESTICA INC                     SUB VTG SHS      15101Q108      319      47,423   SH        Sole                   47,423
CIENA CORP                        COM NEW          171779309      818      26,516   SH        Sole                   26,516
COLONIAL BANKSHARES INC           COM              195572102     2087     190,631   SH        Sole                  190,631
CONEXANT SYSTEMS INC              COM              207142100      219     377,829   SH        Sole                  377,829
DANVERS BANCORP INC               COM              236442109     1465     145,800   SH        Sole                  145,800
DEUTSCHE TELEKOM AG               SPONSORED ADR    251566105     1458      87,912   SH        Sole                   87,912
DISCOVER FINL SVCS                COM              254709108    16548   1,010,900   SH        Sole                1,010,900
ERIE INDTY CO                     CL A             29530P102    59000   1,152,578   SH        Sole                1,152,578
EXPEDIA INC DEL                   COM              30212P105      827      37,788   SH        Sole                   37,788
FAIR ISAAC CORP                   COM              303250104      821      38,131   SH        Sole                   38,131
FIFTH THIRD BANCORP               COM              316773100      917      43,852   SH        Sole                   43,852
FIRST AMERN CORP CALIF            COM              318522307    13654     402,300   SH        Sole                  402,300
FIRST BANCTRUST CORP              COM              31868F102      362      39,753   SH        Sole                   39,753
FIRST CTZNS BANCSHARES INC N      CL A             31946M103      895       6,423   SH        Sole                    6,423
FIRST FED BANKSHARES INC DEL      COM              32020V100      292      21,193   SH        Sole                   21,193
FIRST FINANCIAL NORTHWEST IN      COM              32022K102    12149   1,292,400   SH        Sole                1,292,400
GARMIN LTD                        ORD              G37260109     1620      30,000   SH        Sole                   30,000
GENERAL ELECTRIC CO               COM              369604103     3646      98,520   SH        Sole                   98,520
GREENLIGHT CAPITAL RE LTD         CLASS A          G4095J109      930      50,000   SH        Sole                   50,000
HERITAGE FINL GROUP               COM              42725U109     4803     401,268   SH        Sole                  401,268
IAC INTERACTIVECORP               COM NEW          44919P300      784      37,788   SH        Sole                   37,788
ITT EDUCATIONAL SERVICES INC      COM              45068B109     9416     205,000   SH        Sole                  205,000
KEARNY FINL CORP                  COM              487169104     5906     539,317   SH        Sole                  539,317
KRAFT FOODS INC                   CL A             50075N104     7167     231,125   SH        Sole                  231,125
LAKE SHORE BANCORP INC            COM              510700107      640      68,774   SH        Sole                   68,774





LEHMAN BROS HLDGS INC             COM              524908100     1204      32,000   SH        Sole                   32,000
MEDICIS PHARMACEUTICAL CORP       CL A NEW         584690309     6695     340,036   SH        Sole                  340,036
NEW YORK CMNTY BANCORP INC        COM              649445103     1345      73,825   SH        Sole                   73,825
NORTHWEST BANCORP INC PA          COM              667328108    13891     508,256   SH        Sole                  508,256
PATHFINDER BANCORP INC            COM              70320A103      359      32,000   SH        Sole                   32,000
PG&E CORP                         COM              69331C108     8427     228,866   SH        Sole                  228,866
PSB HLDGS INC                     COM              69360W108      715      81,237   SH        Sole                   81,237
RIVER VY BANCORP                  COM              768475105      617      44,732   SH        Sole                   44,732
SANMINA SCI CORP                  COM              800907107      542     334,783   SH        Sole                  334,783
SIERRA PAC RES NEW                COM              826428104     3166     250,700   SH        Sole                  250,700
SYMANTEC CORP                     COM              871503108      317      19,065   SH        Sole                   19,065
TEXAS INSTRS INC                  COM              882508104      533      18,850   SH        Sole                   18,850
TFS FINL CORP                     COM              87240R107    11732     975,237   SH        Sole                  975,237
TRIPLE-S MGMT CORP                CL B             896749108    12354     699,956   SH        Sole                  699,956
UNITED CMNTY BANCORP              COM              90984H103     1641     170,036   SH        Sole                  170,036
WAYNE SVGS BANCSHARES INC NE      COM              94624Q101     1426     154,720   SH        Sole                  154,720
WILEY JOHN & SONS INC             CL A             968223206    24054     605,888   SH        Sole                  605,888